Other non current assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Non Current Assets Disclosure
Other Non Current Assets
	December 31,	December 31,
	2010	2011
Security deposits for derivatives	$78,600	$$33,100
Delivery payment for drillship	294,569	-
Option for construction of drillships	99,024	24,756
Other	0	15,540
Balance at end of period	$472,193	$$73,396